Combined Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net (loss) income	$ 3,932,144
Mafco Worldwide & Merisant
Net (loss) income	30,900,000	$ 20,900,000	$ 25,100,000
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,500,000)	(600,000)	5,900,000
Net change in pension benefit obligation recognized	(500,000)	700,000	1,300,000
Total other comprehensive loss, net of tax	(2,000,000)	100,000	7,200,000
Comprehensive (loss) income	28,900,000	21,000,000	32,300,000
Tax (benefit) provision of other comprehensive income (loss) included in above amounts:
Foreign currency translation adjustments			200,000
Net change in pension benefit obligation recognized	(2,700,000)	100,000	300,000
Total net tax (benefit) provision included in other comprehensive (loss) income	$ (2,700,000)	$ 100,000	$ 500,000